<SEQUENCE>1
<FILENAME>t1142008.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           01/15/08
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       57
                                         -------------
Form 13F Information Table Value Total:   1,765,796
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    35203  1637339 SH       Sole                  1637339
AmSurg Corp                    COM              03232p405    33551  1239861 SH       Sole                  1239861
Ambassadors Group Inc          COM              023177108     3080   168225 SH       Sole                   168225
American Express Co.           COM              025816109    44666   858625 SH       Sole                   858625
Barr Pharmaceuticals           COM              068306109    16154   304218 SH       Sole                   304218
Bed Bath and Beyond            COM              075896100    28334   964071 SH       Sole                   964071
Berkshire Hathaway A           COM              084670108    69809      493 SH       Sole                      493
Berkshire Hathaway B           COM              084670207    19484     4114 SH       Sole                     4114
Brown & Brown Inc.             COM              115236101    86603  3685230 SH       Sole                  3685230
CBL & Associates Properties    COM              124830100     3545   148276 SH       Sole                   148276
Carmax                         COM              143130102    29950  1516442 SH       Sole                  1516442
Clarcor Inc.                   COM              179895107      244     6424 SH       Sole                     6424
Cognex Corporation             COM              192422103     1968    97675 SH       Sole                    97675
Courier Corp                   COM              222660102    15565   471537 SH       Sole                   471537
Donaldson Co., Inc.            COM              257651109    24265   523175 SH       Sole                   523175
Exxon Mobil Corp               COM              30231G102      306     3261 SH       Sole                     3261
Federated Investors            COM              314211103    67751  1646050 SH       Sole                  1646050
Forest City                    COM              345550107    17776   400000 SH       Sole                   400000
Forward Air                    COM              349853101    37855  1214483 SH       Sole                  1214483
Franklin Resources             COM              354613101    15029   131335 SH       Sole                   131335
General Electric Co            COM              369604103    42173  1137668 SH       Sole                  1137668
Glenville Bank Hldg Co.        COM                             248     2756 SH       Sole                     2756
Graco                          COM              384109104    26973   723915 SH       Sole                   723915
Heartland Express              COM              422347104    43203  3046727 SH       Sole                  3046727
Idex Corporation               COM              45167R104    48962  1355173 SH       Sole                  1355173
Illinois Tool Works            COM              452308109    21098   394056 SH       Sole                   394056
Int'l Speedway                 COM              460335201    49238  1195681 SH       Sole                  1195681
John Wiley & Sons              COM              968223206    73945  1726080 SH       Sole                  1726080
Johnson & Johnson              COM              478160104    26151   392067 SH       Sole                   392067
Kaydon Corp                    COM              486587108    59220  1085801 SH       Sole                  1085801
Knight Transportation Inc.     COM              499064103    18676  1261050 SH       Sole                  1261050
Lincare Holdings Inc           COM              532791100    44975  1279149 SH       Sole                  1279149
M & T Bank Corp                COM              55261F104    24532   300748 SH       Sole                   300748
Markel Corp                    COM              570535104    60322   122831 SH       Sole                   122831
Martin Marietta Mat            COM              573284106    36267   273506 SH       Sole                   273506
McGrath Rentcorp               COM              580589109     9793   380300 SH       Sole                   380300
Meredith Corp                  COM              589433101    58296  1060307 SH       Sole                  1060307
Mohawk Industries              COM              608190104    45797   615555 SH       Sole                   615555
NBT Bancorp Inc.               COM              628778102      259    11369 SH       Sole                    11369
Pediatrix Medical Group        COM              705324101    21316   312782 SH       Sole                   312782
Plum Creek Timber Co.          COM              729251108      251     5451 SH       Sole                     5451
Pool Corp                      COM              73278L105    18645   940246 SH       Sole                   940246
Procter & Gamble Co            COM              742718109      242     3300 SH       Sole                     3300
Protective Life Corp.          COM              743674103    59926  1460887 SH       Sole                  1460887
Ross Stores Inc.               COM              778296103    53998  2111761 SH       Sole                  2111761
Strayer Education              COM              863236105     5012    29385 SH       Sole                    29385
TCF Financial                  COM              872275102    25048  1396983 SH       Sole                  1396983
Trustco Bank Corp              COM              898349105      220    22144 SH       Sole                    22144
US Bancorp                     COM              902973304      254     7994 SH       Sole                     7994
Vulcan Materials               COM              929160109    28598   361593 SH       Sole                   361593
Watson Pharmaceuticals         COM              942683103      228     8400 SH       Sole                     8400
Westamerica Bank               COM              957090103    44753  1004560 SH       Sole                  1004560
White Mtns Insurance           COM              G9618E107   118069   229683 SH       Sole                   229683
Whole Foods Mkt Inc.           COM              966837106    10719   262725 SH       Sole                   262725
Winnebago                      COM              974637100    30457  1448955 SH       Sole                  1448955
Yum Brands                     COM              988498101    54575  1426054 SH       Sole                  1426054
Zebra Technologies A           COM              989207105    52219  1504864 SH       Sole                  1504864